Deposits	3 Months Ended
Jan. 31, 2020
Text Block [Abstract]
Deposits

NOTE 11: DEPOSITS

Demand deposits are those for which the Bank does not have the right to require notice prior to withdrawal. These deposits are in general chequing accounts.

Notice deposits are those for which the Bank can legally require notice prior to withdrawal. These deposits are in general savings accounts.

Term deposits are those payable on a fixed date of maturity purchased by customers to earn interest over a fixed period. The terms are from one day to ten years. The deposits are generally term deposits, guaranteed investment certificates, senior debt, and similar instruments. The aggregate amount of term deposits in denominations of $100,000 or more as at January 31, 2020, was $320 billion (October 31, 2019 – $309 billion).

Certain deposit liabilities are classified as Trading deposits on the Interim Consolidated Balance Sheet and accounted for at fair value with the change in fair value recognized on the Interim Consolidated Statement of Income.

Certain deposits have been designated at FVTPL on the Interim Consolidated Balance Sheet to reduce an accounting mismatch from related economic hedges. These deposits are accounted for at fair value with the change in fair value recognized on the Interim Consolidated Statement of Income, except for the amount of change in fair value attributable to changes in the Bank's own credit risk, which is recognized on the Interim Consolidated Statement of Comprehensive Income.

Deposits
(millions of Canadian dollars)								As at
	By Type			By Country			January 31 2020	October 31 2019
	Demand	Notice	Term[1]	Canada	United States	International	Total	Total
Personal	$15,046	$444,345	$59,264	$240,357	$278,274	$24	$518,655	$503,430
Banks[2]	8,432	385	8,406	13,813	198	3,212	17,223	16,751
Business and government[3]	81,885	143,216	147,438	271,608	97,469	3,462	372,539	366,796
Trading[2]	–	–	27,344	15,369	3,037	8,938	27,344	26,885
Designated at fair value through profit or loss[2,4]	–	–	112,022	39,306	57,495	15,221	112,022	105,100
Total	$105,363	$587,946	$354,474	$580,453	$436,473	$30,857	$1,047,783	$1,018,962
Non-interest-bearing deposits included above
In domestic offices							$45,017	$43,887
In foreign offices							53,276	53,381
Interest-bearing deposits included above
In domestic offices							535,436	530,608
In foreign offices							414,044	391,076
U.S. federal funds deposited[2]							10	10
Total[3,5]							$1,047,783	$1,018,962
[1]

Includes $17,992 million (October 31, 2019 – $16,589 million) of senior debt which is subject to the bank recapitalization "bail-in" regime. This regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.

[2]	Includes deposits and advances with the Federal Home Loan Bank.
[3]	As at January 31, 2020, includes $39 billion relating to covered bondholders (October 31, 2019 – $40 billion) and $1 billion (October 31, 2019 – $1 billion) due to TD Capital Trust lV.
[4]

Financial liabilities designated at FVTPL on the Interim Consolidated Balance Sheet consist of deposits designated at FVTPL and $18 million (October 31, 2019 – $31 million) of loan commitments and financial guarantees designated at FVTPL.

[5]

As at January 31, 2020, includes deposits of $599 billion (October 31, 2019 – $580 billion) denominated in U.S. dollars and $56 billion (October 31, 2019 – $52 billion) denominated in other foreign currencies.